February 27, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

           RE: Insured Municipals Income Trust and Investors' Quality
               Tax-Exempt Trust, Multi-Series 298
               File No. 333-40143 CIK #896958

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on February 22, 2002.


                               Very truly yours,




                             VAN KAMPEN FUNDS INC.